SEWARD & KISSEL LLP

One Battery Park Plaza

New York, New York 10004

Telephone: (212) 574-1598

Facsimile: (212) 480-8421

October 9, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Drexel Hamilton Mutual Funds (the “Trust”)
(File No. 811-22545)

Dear Sir or Madam:

Attached herewith is the Registration Statement of the Trust on Form N-14 (the “Registration Statement”) in connection with the proposed acquisition by Drexel Hamilton Centre American Equity Fund (the “Acquiring Fund”), a series of the Trust, of all of the assets and all of the liabilities of Ameristock Mutual Fund, Inc. (the “Acquired Fund”), an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and related transactions (such acquisition and related transactions being referred to collectively as the “Reorganization”) pursuant to the terms and conditions of the Agreement and Plan of Reorganization and Termination (the “Plan”) among (i) the Trust, on behalf of the Acquiring Fund; (ii) Drexel Hamilton Investment Partners, LLC, the investment adviser to the Acquiring Fund; (iii) the Acquired Fund; and (iv) Ameristock Corporation, the investment manager to the Acquired Fund. This Registration Statement is filed pursuant to Rule 488 under the Securities Act of 1933.

If you have any questions regarding the filing, please contact the undersigned at 212-574-1598 or Paul M. Miller of this office at 202-737-8833.

Sincerely,

/s/ Keri E. Riemer

cc:	Andrew Bang